Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	74 Months Ended	79 Months Ended	119 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Without Sales Load [Member] | C000219699
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%	2.75%	4.30%
Without Sales Load [Member] | C000219700
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%	3.84%	5.83%
Without Sales Load [Member] | C000219701
Average Annual Return [Line Items]
Average Annual Return, Percent	14.58%	6.02%	8.89%
Without Sales Load [Member] | C000219702
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	8.15%	11.94%
Without Sales Load [Member] | C000171896
Average Annual Return [Line Items]
Average Annual Return, Percent	15.34%	6.20%			8.34%
Without Sales Load [Member] | C000153271
Average Annual Return [Line Items]
Average Annual Return, Percent	17.38%	13.34%				13.64%
Without Sales Load [Member] | C000153272
Average Annual Return [Line Items]
Average Annual Return, Percent	25.83%	10.95%				12.01%
Without Sales Load [Member] | C000216288
Average Annual Return [Line Items]
Average Annual Return, Percent	21.62%	11.63%		17.40%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%	0.00%	0.41%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%	0.00%	0.41%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	22.11%	10.85%	15.24%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	22.11%	10.85%	15.24%
MSCI USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.09%	12.36%			15.12%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.67%	11.74%				14.51%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.67%	11.74%				14.51%
ICE U.S. 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.03%	11.77%		14.69%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	22.11%	10.85%	15.24%
BlackRock ESG Aware Conservative Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	2.79%	4.35%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	22.11%	10.85%	15.24%
BlackRock ESG Aware Moderate Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.64%	3.87%	5.88%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%	0.00%	0.41%
BlackRock ESG Aware Balanced Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.61%	6.03%	8.94%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%	0.00%	0.41%
BlackRock ESG Aware Aggressive Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.57%	8.16%	11.98%
MSCI USA Small Cap Minimum Volatility Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.52%	6.33%			8.52%
STOXX U.S. Equity Factor Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.53%	13.45%				13.81%
STOXX U.S. Small-Cap Equity Factor Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	25.93%	11.13%				12.30%
NYSE FactSet U.S. Tech Breakthrough Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.96%	11.87%		17.70%